Exhibit 99.2

Remittance Dates:
January 23, 2012 through February 21, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 28, 2011 through October 31, 2012
		Remittance Dates:	January 23, 2012 through February 21, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00539	per kWh	$ 2,516,046.54	$ 2,502,691.34
2	Small General Service	$0.00692	per kWh	$ 175,476.63	$ 175,105.31
3	General Service	$0.00410	per kWh	$ 1,056,678.37	$ 1,055,984.15
4	Large General Service	$0.00222	per kWh	$ 268,714.11	$ 268,668.94
5	Large Industrial Power Service	$0.25398	per kW	$ 215,011.87	$ 215,011.87
6	Economic As-Available Service	-$0.00492	per kWh	$ (1,319.05)	$ (1,319.05)
7	Standby and Maintenance Service	$0.02245	per kW	$ 14,172.57	$ 14,172.57
8	Street and Outdoor Lighting	$0.02896	per kWh	$ 192,238.53	$ 189,226.56
9	Total			$ 4,437,019.57	$ 4,419,541.69

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 4,419,541.69
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 4,419,541.69

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of February 2012.

ENTERGY TEXAS, INC., as Servicer
By /s/ Frank Williford
Title: Assistant Treasurer

Remittance Dates:
February 22, 2012 through March 22, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 28, 2011 through October 28, 2012
		Remittance Dates:	February 22, 2012 through March 22, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00539	per kWh	$ 2,018,808.29	$ 2,008,092.44
2	Small General Service	$0.00692	per kWh	$ 150,485.93	$ 150,167.52
3	General Service	$0.00410	per kWh	$ 969,381.03	$ 968,744.14
4	Large General Service	$0.00222	per kWh	$ 274,032.82	$ 273,986.80
5	Large Industrial Power Service	$0.25398	per kW	$ 220,831.56	$ 220,831.56
6	Economic As-Available Service	-$0.00492	per kWh	$ (1.85)	$ (1.85)
7	Standby and Maintenance Service	$0.02245	per kW	$ 14,135.68	$ 14,135.68
8	Street and Outdoor Lighting	$0.02896	per kWh	$ 192,735.13	$ 189,715.36
9	Total			$ 3,840,408.59	$ 3,825,671.65

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,825,671.65
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,825,671.65

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of March 2012.

ENTERGY TEXAS, INC., as Servicer
By /s/ Frank Williford
Title: Assistant Treasurer

Remittance Dates:
March 23, 2012 through April 20, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 28, 2011 through October 28, 2012
		Remittance Dates:	March 23, 2012 through April 20, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00539	per kWh	$ 1,878,861.82	$ 1,868,888.84
2	Small General Service	$0.00692	per kWh	$ 148,280.24	$ 147,966.46
3	General Service	$0.00410	per kWh	$ 990,024.80	$ 989,374.34
4	Large General Service	$0.00222	per kWh	$ 268,198.23	$ 268,153.18
5	Large Industrial Power Service	$0.25398	per kW	$ 219,860.55	$ 219,860.55
6	Economic As-Available Service	-$0.00492	per kWh	$ (62,207.00)	$ (62,207.00)
7	Standby and Maintenance Service	$0.02245	per kW	$ 14,135.90	$ 14,135.90
8	Street and Outdoor Lighting	$0.02896	per kWh	$ 193,439.84	$ 190,409.02
9	Total			$ 3,650,594.38	$ 3,636,581.29

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:	December 31, 2010 through December 29, 2011

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ 33,819,591.19	$ 33,868,828.52	$ 49,237.33	$ -
13	Small General Service	$ 2,195,590.53	$ 2,197,269.38	$ 1,678.85	$ -
14	General Service	$ 14,066,569.10	$ 14,067,671.04	$ 1,101.94	$ -
15	Large General Service	$ 3,499,694.44	$ 3,498,420.11	$ -	$ 1,274.33
16	Large Industrial Power Service	$ 2,504,943.53	$ 2,504,943.53	$ -	$ 0.00
17	Economic As-Available Service	$ (51,546.52)	$ (51,546.52)	$ 0.00	$ -
18	Standby and Maintenance Service	$ 133,935.15	$ 133,935.15	$ -	$ -
19	Street and Outdoor Lighting	$ 2,264,636.60	$ 2,271,836.08	$ 7,199.48	$ -
20	Total	$ 58,433,414.02	$ 58,491,357.29	$ 59,217.60	$ 1,274.33

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,636,581.29
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,694,524.56

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ 57,943.27
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of April 2012.

ENTERGY TEXAS, INC., as Servicer
By /s/ Frank Williford
Title: Assistant Treasurer

Remittance Dates:
April 23, 2012 through May 21, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 28, 2011 through October 28, 2012
		Remittance Dates:	April 23, 2012 through May 21, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00539	per kWh	$ 1,893,090.08	$ 1,883,041.57
2	Small General Service	$0.00692	per kWh	$ 145,590.20	$ 145,282.12
3	General Service	$0.00410	per kWh	$ 1,041,925.96	$ 1,041,241.42
4	Large General Service	$0.00222	per kWh	$ 271,119.41	$ 271,073.87
5	Large Industrial Power Service	$0.25398	per kW	$ 217,943.53	$ 217,943.53
6	Economic As-Available Service	-$0.00492	per kWh	$ (14,964.67)	$ (14,964.67)
7	Standby and Maintenance Service	$0.02245	per kW	$ 14,134.55	$ 14,134.55
8	Street and Outdoor Lighting	$0.02896	per kWh	$ 192,828.93	$ 189,807.68
9	Total			$ 3,761,667.99	$ 3,747,560.07

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,747,560.07
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,747,560.07

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of May 2012.

ENTERGY TEXAS, INC., as Servicer
By /s/ Frank Williford
Title: Assistant Treasurer

Remittance Dates:
May 22, 2012 through June 21, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 28, 2011 through October 28, 2012
		Remittance Dates:	May 22, 2012 through June 21, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00539	per kWh	$ 2,144,581.74	$ 2,134,699.51
2	Small General Service	$0.00692	per kWh	$ 155,917.28	$ 155,623.41
3	General Service	$0.00410	per kWh	$ 1,103,847.20	$ 1,103,134.14
4	Large General Service	$0.00222	per kWh	$ 290,944.07	$ 290,900.43
5	Large Industrial Power Service	$0.25398	per kW	$ 229,276.87	$ 229,276.87
6	Economic As-Available Service	-$0.00492	per kWh	$ (11,029.78)	$ (11,029.78)
7	Standby and Maintenance Service	$0.02245	per kW	$ 14,073.51	$ 14,073.51
8	Street and Outdoor Lighting	$0.02896	per kWh	$ 193,786.16	$ 191,556.24
9	Total			$ 4,121,397.05	$ 4,108,234.33

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 4,108,234.33
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 4,108,234.33

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of June 2012.

ENTERGY TEXAS, INC., as Servicer
By /s/ Frank Williford
Title: Assistant Treasurer

Remittance Dates:
June 22, 2012 through July 20, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 28, 2011 through October 28, 2012
		Remittance Dates:	June 22, 2012 through July 20, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00539	per kWh	$ 3,007,579.45	$ 2,993,720.53
2	Small General Service	$0.00692	per kWh	$ 191,773.22	$ 191,411.71
3	General Service	$0.00410	per kWh	$ 1,267,314.60	$ 1,266,495.89
4	Large General Service	$0.00222	per kWh	$ 307,791.03	$ 307,744.88
5	Large Industrial Power Service	$0.25398	per kW	$ 214,535.88	$ 214,535.88
6	Economic As-Available Service	-$0.00492	per kWh	$ (15,721.12)	$ (15,721.12)
7	Standby and Maintenance Service	$0.02245	per kW	$ 12,079.07	$ 12,079.07
8	Street and Outdoor Lighting	$0.02896	per kWh	$ 194,417.67	$ 192,180.52
9	Total			$ 5,179,769.80	$ 5,162,447.36

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 5,162,447.36
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 5,162,447.36

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of July 2012.

ENTERGY TEXAS, INC., as Servicer
By /s/ Frank Williford
Title: Assistant Treasurer